Equity (Details) - Schedule of accumulated other comprehensive loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 842,900	$ 792,991
Other comprehensive loss before reclassifications	400	(52)
Amounts reclassified from accumulated other comprehensive loss	(846)	1,257
Other comprehensive income (loss)	1,246	(1,309)
Balance	825,606	784,841
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(6,197)	(8,031)
Balance	(4,951)	(9,340)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(624)	4,907
Other comprehensive loss before reclassifications	1,723	(1,778)
Amounts reclassified from accumulated other comprehensive loss	(846)	1,257
Other comprehensive income (loss)	2,569	(3,035)
Balance	1,945	1,872
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(5,573)	(12,938)
Other comprehensive loss before reclassifications	(1,323)	1,726
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income (loss)	(1,323)	1,726
Balance	$ (6,896)	$ (11,212)